Acquisitions (Narrative) (Details) $ in Millions		1 Months Ended	12 Months Ended
	Jun. 30, 2014 USD ($) acquisition	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) acquisition	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				70.00%
Noncontrolling Interest, Ownership Percentage by Parent				30.00%
Goodwill			$ 791.3	$ 806.1	$ 829.4
European Private-Label Manufacturer [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred		$ 0.0
Contingent consideration, liability			11.0
Tempur Sealy
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 0.0
Number of Acquisitions | acquisition	3
Goodwill				0.0
Kintec Solution
Business Acquisition [Line Items]
Business Combination, Consideration Transferred					0.0
Goodwill					0.0
Asian Joint Venture [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred			35.2
Series of Individually Immaterial Business Acquisitions [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred					18.0
Goodwill			8.7	7.9	29.4
Net cash consideration			29.5	$ 11.1	$ 70.4
Residential Products and Specialized Products | Distributor of geosynthetic products; Innersprings; Fabricated aerospace tubing and pipe assemblies
Business Acquisition [Line Items]
Business Combination, Consideration Transferred			$ 29.2
Number of Acquisitions | acquisition			3